ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

Renren Inc. was incorporated in the Cayman Islands. Renren Inc, its consolidated subsidiaries, variable interest entities ("VIEs") and VIEs' subsidiaries (collectively referred to as the "Company") are engaged in the SaaS business, which includes all-in-one real estate solution provider and a large community for the trucking industry in the United States.

Prior to 2019, the Company was primarily engaged in the business of used car trading. Prior to 2018, the Company was also engaged in the operation of its social networking internet platform ("SNS") through which it provided online advertising services and internet value-added services ("IVAS") as well as the operation of a financial services platform to provide internet finance services. During the year ended December 31, 2018, the Company disposed of its SNS business as well as of OPI as further described below. Additionally, during the year ended December 31, 2020, the Company reached a resolution to dispose of Kaixin Auto Holdings (“Kaixin”).

Disposal of Oak Pacific Investment (“OPI”)

On April 30, 2018, the Company announced a series of transactions that included a cash dividend by the Company and a private placement by its subsidiary OPI, which was 100% held by the Company before the disposal. The OPI transaction was undertaken to reduce the number and aggregate size of the Company's long-term investments. At the time of the disposal, OPI held the Company's ZenZone advertising agency business as well as the majority of the Company's long-term investments. The private placement closed on June 21, 2018 and the Company completed the payment of the special cash dividend shortly thereafter. As a result, the Company disposed all shares of OPI and deconsolidated OPI on June 21, 2018. The disposal of OPI represented a strategic shift and had a major effect on the Company's results of operations. Accordingly, revenues and expenses and cash flows related to OPI have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The consolidated statements of operations and consolidated statements of cash flows for the year ended December 31, 2018 have been adjusted to reflect this change (See Note 4 )

Disposal of SNS business

In December 2018, the Company disposed all of its tangible and intangibles assets related to www.renren.com and its related SNS business. The disposal of its SNS business represented a strategic shift and had a major effect on the Company's results of operations. Accordingly, revenues and expenses and cash flows related to the SNS business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The consolidated statements of operations and consolidated statements of cash flows for the years ended December 31, 2018 have been adjusted to reflect this change (See Note 4).

Disposal of Kaixin Auto Holdings

In December 2020, the Company approved the binding term sheet signed between Kaixin and Haitaoche Limited (“Haitaoche”). The binding term sheet sets forth the terms and conditions by which Haitaoche will merge with a newly formed wholly-owned subsidiary of Kaixin, with Haitaoche continuing as the surviving entity and a wholly-owned subsidiary of Kaixin (the “Merger”). As consideration for the Merger, Kaixin will issue a number of ordinary shares of Kaixin to the shareholders of Haitaoche (the “Haitaoche Shareholders”) so that the Haitaoche Shareholders will collectively hold 51% of Kaixin’s share capital upon the closing of the Merger. The disposal of Kaixin represents a strategic shift and has a major effect on the Company’s result of operations. Accordingly, assets, liabilities, revenues and expenses and cash flows related to Kaixin have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The consolidated balance sheets as of December 31, 2019 and 2020, consolidated statements of operations and consolidated statements of cash flows for the years ended December 31, 2018, 2019 and 2020 have been adjusted to reflect this change (See Note 4)

As of December 31, 2020, Renren Inc.'s major subsidiaries, VIEs and VIEs' subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership	Principal
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	activities
Subsidiaries:
Chime Technologies, Inc.(“Chime”)	September 7, 2012	USA	100%	SaaS business
Trucker Path, Inc. (“Trucker Path”)	December 28, 2017	USA	100%	Internet business
Lucrativ Inc.	January 22, 2018	USA	100%	SaaS business
Lofty US, Inc.	December 21, 2018	USA	100%	SaaS business
Renren Giantly Philippines Inc.	March, 2018	Philippines	100%	SaaS business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	Internet business

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing automobile sales, value-added telecommunications services, online advertising services and internet services in the PRC where certain licenses are required for the provision of such services. Historically, the Company provided online advertising, IVAS and internet finance services through the VIE, Qianxiang Tiancheng. Qianxiang Tiancheng is referred to as the “VIE”.

Qianxiang Shiji ("WFOE"), entered into a series of contractual arrangements with the VIE that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the WOFE is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company's consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIEs, the Company believes the Company's rights under the terms of the exclusive option agreement and power of attorney are substantive given the substantive participating rights held by SB Pan Pacific Corporation as it relates to operating matters, which provide it with a substantive kick out right.

More specifically, the Company believes the terms of the contractual agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. In particular, the Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the exclusive option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company's board of directors is required to pass a resolution to exercise the Company's rights under the exclusive option agreement, for which the consent from Mr. Joe Chen, who holds the most voting interests in the Company and is also the Company's chairman and CEO, is not required. The Company's rights under the exclusive option agreement give the Company the power to control the shareholders of the VIE and thus the power to direct the activities that most significantly impact the VIE's economic performance. In addition, the Company's rights under the powers of attorney also reinforce the Company's abilities to direct the activities that most significantly impact the VIE’s economic performance. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees at the sole discretion of the Company, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE.

The VIE and its subsidiaries hold the requisite licenses and permits necessary to conduct the Company's business under the current business arrangements.

The contractual agreements below provide the Company with the power to direct the activities that most significantly affect the economic performance of the VIE and enable the Company to receive substantially all of economic benefits and absorb the losses of the VIE.

(1)

Power of Attorney: WFOE hold irrevocable power of attorney executed by the legal owners of the VIE to exercise their voting rights on, including but not limited to dividend declaration, all matters at meetings of the legal owners of the VIE and through such power of attorney has the right to control the operations of the VIE. The power of attorney for Qianxiang Tiancheng will remain in force for ten years until December 22, 2020, and will be automatically renewed upon the extension of the terms of the relevant business operations agreements until the earlier of the following events: (i) nominee loses his/her position in Qianxiang Shiji or Qianxiang Shiji issue a written notice to dismiss or replace nominee; and (ii) the business operations agreements among Qianxiang Shiji, Qianxiang Tiancheng and Qianxiang Tiancheng's shareholders terminate or expire. The VIE agreements were extended for another ten years since December 22, 2020.

(2)

Business Operations Agreement: The business operations agreements specifically and explicitly grant WFOE the principal operating decision making rights, such as appointment of the directors and executive management, of the VIEs.

The terms of the business operations agreements for Qianxiang Tiancheng are ten years and will be extended automatically for another ten years unless the WFOE provide a 30‑day advance written notice to the VIE and to each of the VIE’s shareholders requesting not to extend the term three months prior to the expiration dates of December 22, 2020. The agreements were extended for another ten years since December 22, 2020. Neither the VIE nor any of the VIE’s shareholders may terminate the agreements during the terms or the extensions of the terms.

(3)

Exclusive Equity Option Agreement: Under the exclusive equity option agreement, the WFOE have the exclusive right to purchase the equity interests of the VIE from the registered legal equity owners as far as PRC regulations permit a transfer of legal ownership to foreign ownership. The WFOE can exercise the purchase right at any portion and any time in the 10‑year agreement period.

Without the WFOE's consent, the VIE's shareholders shall not transfer, donate, pledge, or otherwise dispose their equity shareholdings in the VIE in any way. The equity option agreement will remain in full force and effect until the earlier of: (i) the date on which all of the equity interests in the VIE have been acquired by the respective WFOE or its designated representative(s); or (ii) the receipt of the 30-day advance written termination notice issued by the respective WFOE to the shareholders of the VIE. The term of these agreements will be automatically renewed upon the extension of the term of the relevant exclusive equity option agreement.

(4)

Spousal Consent Agreement: The spouse of each of the shareholders of Qianxiang Tiancheng acknowledged that certain equity interests of Qianxiang Tiancheng held by and registered in the name of his/her spouse will be disposed of pursuant to the equity option agreements. These spouses understand that such equity interests are held by their respective spouse on behalf of Qianxiang Shiji, and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal property of marriage.

(5)

Exclusive Technical and Consulting Services Agreement: The WFOE and registered shareholders irrevocably agree that the WFOE shall be the exclusive technology service provider to the VIE in return for a service fee which is determined at the sole discretion of the WFOE.

The term of each of agreement is ten years and will be extended automatically for another ten years unless terminated by the WFOE. The WFOE can terminate the agreement at any time by providing a 30‑day prior written notice. Qianxiang Tiancheng is not permitted to terminate the agreements prior to the expiration of the terms by December 22, 2020, unless the WFOE fail to comply with any of their obligations under this agreement and such breach makes the WFOE unable to continue to perform the agreements. The VIE agreement was extended for another ten years since December 22, 2020.

(6)

Intellectual Property License Agreement: The WFOE and registered shareholders agree that the WFOE shall have the exclusive right to license its intellectual property rights to the VIE in return for a license fee. The license fee is determined at the discretion of the Company. The term of these agreements will be automatically renewed upon the extension of the term of the relevant intellectual property license agreement.

The term of the agreement will be extended for another five years with both parties' consents. The WFOE may terminate the agreement at any time by providing a 30‑day prior written notice. Any party may terminate the agreement immediately with written notice to the other party if the other party materially breaches the relevant agreement and fails to cure its breach within 30 days from the date it receives the written notice specifying its breach from the non-breaching party. The parties will review the agreement every three months and determine if any amendment is needed.

(7)

Loan Agreements: Under loan agreements between the WFOE and each of the shareholders of the VIE, the WFOE made interest-free loans to the shareholders exclusively for the purpose of the initial capitalization and the subsequent financial needs of the VIE. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in the VIE to the WFOE or their designated representatives pursuant to the equity option agreements. The term of each of these loans is ten years from the actual drawing down of such loans by the shareholders of the VIE, and will be automatically extended for another ten years unless a written notice to the contrary is given by the WFOE to the shareholders of the VIE three months prior to the expiration of the loan agreements.

(8)

Equity Interest Pledge Agreement: Shareholders of the VIE have pledged all of their equity interests in the VIE with their respective WFOE and the WFOE are entitled to certain rights to sell the pledged equity interests through auction or other means if the VIE or the shareholders default in their obligations under other above-stated agreements.

These agreements are substantially the same, and that the equity interest pledge has become effective and will expire on the earlier of: (i) the date on which the VIE and their shareholders have fully performed their obligations under the loan agreements, the exclusive technical service agreement, the intellectual property right license agreement and the equity option agreements; (ii) the enforcement of the pledge by the WFOE pursuant to the terms and conditions under this agreement to fully satisfy its rights under such agreements; or (iii) the completion of the transfer of all equity interests of the VIE by the shareholders of the VIE to another individual or legal entity designated by the WFOE pursuant to the equity option agreement and no equity interests of the VIE are held by such shareholders.

Risks in relation to the VIE structure

The Company and the Company's legal counsel believe that Qianxiang Shiji's contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	Revoke the business and operating licenses of the WFOE, the VIE and their subsidiaries;
•	Discontinue or restrict the operations of any related-party transactions among the WFOE, the VIE and their subsidiaries;
•	Impose fines or other requirements on the WFOE, the VIE and their subsidiaries;
•	Require the WFOE, the VIE and their subsidiaries to revise the relevant ownership structure or restructure operations; and/or
•	Restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its used car trading business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIE and the VIE’s subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and the VIE’s subsidiaries and shareholders, and it may lose the ability to receive economic benefits from the VIE and the VIE’s subsidiaries.

Certain shareholders of the VIE are also shareholders of the Company. The interests of the shareholders of the VIE may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIE will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIE may encounter in their capacity as beneficial owners and directors of the VIE. The Company believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIE as beneficial shareholders of the VIE should they act to the detriment of the Company. The Company relies on the current shareholders of VIE whom also are directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of Cayman Islands and act in the best interest of the Company or that conflicts will be resolved in the Company’s favor. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIE, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company's ability to control the VIE also depends on the power of attorney that the WFOE have to vote on all matters requiring shareholder approval in the VIE. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The following financial statement balances and amounts of the Company’s VIEs were included in the accompanying consolidated financial statements after elimination of intercompany balances and transactions between the offshore companies, WFOE, VIE and VIE’s subsidiaries. As of December 31, 2019 and 2020, the balance of the amounts payable by the VIE and their subsidiaries to the WFOE related to the service fees were $ nil.

	As of December 31,
	2019	2020

Cash and cash equivalents	$264	$955
Short-term investment	1,436	—
Accounts receivable, net	218	175
Prepaid expenses and other current assets	1,537	647
Amounts due from related parties	688	764

Total current assets	4,143	2,541

Property and equipment, net	183	178
Long-term investments	1,799	41,794
Goodwill	—	—
Amount due from a related party - non-current	40,000	—
Restricted cash – non-current	358	—
Right-of-use assets	1,122	659
Other non-current assets	660	76

Total non-current assets	44,122	42,707

Total assets	$48,265	$45,248

Accounts payable	$413	$299
Short-term debt (including short-term debt of the consolidated VIEs with recourse to Renren Inc. of $7,900 as of December 31, 2019)	3,447	—
Accrued expenses and other current liabilities	7,467	6,409
Operating lease liabilities - current	217	341
Payable to investors	14	15
Amounts due to related parties	774	690
Deferred revenue	15	16
Income tax payable	4,647	3,321

Total current liabilities	16,994	11,091

Operating lease liabilities - non-current	—	256

Total non-current liabilities	—	256

Total liabilities	$16,994	$11,347

	Years ended December 31,
	2018	2019	2020
Revenues	$57,896	$6,581	$433
(Loss) income from continuing operations	$(43,743)	$(31,953)	$1,874
Loss from discontinued operations	$(4,626)	$—	$—

	Years ended December 31,
	2018	2019	2020
Net cash (used in) provided by operating activities	$(5,970)	$(1,170)	$2,031
Net cash (used in) provided by investing activities	$(1,461)	$8,735	$1,566
Net cash provided by (used in) financing activities	$4,825	$(10,340)	$(3,088)

The VIEs contributed an aggregate of 86.7%,  43.6% and 2.4% of the consolidated  revenues for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the VIEs accounted for an aggregate of 22.6% and 21.3%, respectively, of the consolidated total assets, and 20.0% and 14.4%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents, restricted cash, amounts due from related parties - non-current, and long-term investments.

There are no consolidated VIEs' assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 19 for disclosure of restricted net assets.